Segments of Business and Geographic Areas (Tables)	3 Months Ended
Apr. 02, 2023
Segment Reporting [Abstract]
Schedule of Reportable Business Segments
The Company operates the business through the following three reportable business segments:

Reportable Segments	Product Categories
Self Care	Cough, Cold and Allergy Pain Care Other Self Care (Digestive Health, Smoking Cessation and Other)
Skin Health and Beauty	Face and Body Care Hair, Sun and Other
Essential Health	Oral Care Baby Care Other Essential Health (Women’s Health and Wound Care)
The Company operates the business through the following three reportable business segments:

Reportable Segments	Product Categories
Self Care	Cough, Cold and Allergy Pain Care Other Self Care (Digestive Health, Smoking Cessation, and Other)
Skin Health and Beauty	Face and Body Care Hair, Sun and Other
Essential Health	Oral Care Baby Care Other Essential Health (Women’s Health and Wound Care)

Schedule of Product Categories as a Percent of Net Sales
The Company’s product categories as a percentage of Net sales for the fiscal years 2022, 2021 and 2020 were as follows:

	2022	2021	2020
Cough, Cold and Allergy	13%	12%	12%
Pain Care	13%	11%	10%
Other Self Care	14%	15%	14%
Face and Body Care	20%	22%	22%
Hair, Sun and Other	9%	8%	9%
Oral Care	10%	11%	11%
Baby Care	10%	10%	11%
Other Essential Health	11%	11%	11%
Total	100%	100%	100%
The Company’s product categories as a percentage of Net sales for the fiscal three months ended April 2, 2023 and April 3, 2022 were as follows:

	April 2, 2023	April 3, 2022
Cough, Cold and Allergy	14%	14%
Pain Care	14%	12%
Other Self Care	14%	14%
Face and Body Care	20%	20%
Hair, Sun and Other	9%	9%
Oral Care	9%	10%
Baby Care	9%	10%
Other Essential Health	11%	11%
Total	100%	100%

Schedule of Segment Net Sales and Adjusted Operating Income
Segment net sales and adjusted operating income for the fiscal years 2022, 2021 and 2020 were as follows:

	Net Sales
(Dollars in Millions)	2022	2021	2020
Self Care	$6,030	$5,643	$5,235
Skin Health and Beauty	4,350	4,541	4,450
Essential Health	4,570	4,870	4,782
Total	$14,950	$15,054	$14,467

	Adjusted Operating Income
(Dollars in Millions)	2022(4)	2021 (1)(4)	2020 (1)(4)
Self Care	$2,088	$1,952	$1,858
Skin Health and Beauty	708	878	889
Essential Health	1,111	1,224	1,250
Total adjusted operating income	3,907	4,054	3,997
Reconciliation to income (loss) before taxes:
General corporate/unallocated expenses	(298)	(272)	(277)
Other (income) expense, net, operating (Note 10)	23	(15)	(3,871)
Restructuring(2)	(100)	(116)	(82)
Depreciation and amortization	(644)	(731)	(746)
Separation-related costs(3)	(213)	—	—
Total operating income (loss)	2,675	2,920	(979)
Other expense (income), net (Note 10)	38	(5)	37
Income (loss) before taxes	$2,637	$2,925	$(1,016)
__________________
(1)For the fourth quarter of 2022, the Company updated the methodology of allocation for certain selling expenses to align with segment financial results as measured by the Company, including the Chief Operating Decision Maker. All prior periods have been recast to conform to current presentation. Total adjusted operating income did not change as a result of this change.
(2)Exclusive of the restructuring expense included in other (income) expense, net, operating. See Note 16.
(3)For the fourth quarter of 2022, the Company updated methodology to no longer allocate non-recurring Separation-related costs to align with segment financial results as measured by the Company, including the Chief Operating Decision Maker. This change only impacted fiscal year 2022 given there were no non-recurring Separation-related costs in any other period presented.
(4)The Company adjusted the allocation for certain intangible asset amortization costs within Cost of sales to align with segment financial results as measured by the Company, including the Chief Operating Decision Maker. Accordingly, the Company has updated its segment disclosures in all prior periods. Total adjusted operating income did not change as a result of this update.
Depreciation and amortization by segment for the fiscal years 2022, 2021 and 2020 were as follows:

	Depreciation and Amortization
(Dollars in Millions)	2022(1)	2021	2020
Self Care	$202	$212	$205
Skin Health and Beauty	247	305	325
Essential Health	195	214	216
Total	$644	$731	$746
__________________
(1)The Company adjusted the allocation for certain intangible asset amortization costs within Cost of sales to align with segment financial results as measured by the Company, including the Chief Operating Decision Maker. Accordingly, the Company has updated its depreciation and amortization disclosures in the impacted period. Total depreciation and amortization did not change as a result of this update.
Net sales are attributed to a geographic region based on the location of the customer and for the fiscal years 2022, 2021 and 2020 were as follows:

	Net Sales
(Dollars in Millions)	2022	2021	2020
North America(1)	$7,418	$7,284	$7,095
Europe, Middle East, and Africa	3,188	3,436	3,332
Asia-Pacific	3,146	3,276	3,013
Latin America	1,198	1,058	1,027
Total	$14,950	$15,054	$14,467
__________________
(1)Includes U.S. net sales in fiscal years 2022, 2021 and 2020 of $6,599 million, $6,516 million and $6,357 million, respectively.

Long-lived assets consisting of property, plant and equipment, net of accumulated depreciation, intangible assets, net and goodwill are attributed to geographic locations as of January 1, 2023 and January 2, 2022 as follows:

	Long Lived Assets(2)
(Dollars in Millions)	2022	2021
North America(1)	$9,582	$9,687
Europe, Middle East, and Africa	8,244	9,169
Asia-Pacific	2,736	3,204
Latin America	296	278
Total	$20,858	$22,338
__________________
(1)Includes U.S. long lived assets in fiscal years 2022, 2021 and 2020 of $7,469 million, $7,527 million and $7,631 million, respectively.
(2)Long-lived assets include property, plant and equipment, net for fiscal years 2022, and 2021 of $1,820 million and $1,827 million, respectively, and intangible assets and goodwill, net for fiscal years 2022 and 2021 of $19,038 million and $20,511 million, respectively.
Segment net sales and Adjusted operating income for the fiscal three months ended April 2, 2023 and April 3, 2022 were as follows:

	Net Sales
(Dollars in Millions)	April 2, 2023	April 3, 2022
Self Care	$1,640	$1,465
Skin Health and Beauty	1,111	1,012
Essential Health	1,101	1,113
Total	$3,852	$3,590

	Adjusted Operating Income
(Dollars in Millions)	April 2, 2023	April 3, 2022
Self Care	$582	$474
Skin Health and Beauty	150	127
Essential Health	210	246
Total Adjusted operating income(1)	$942	$847
Reconciliation to Income before taxes:
General corporate/unallocated expenses	69	52
Other income, net, operating	(17)	(5)
Restructuring(2)	—	14
Depreciation and amortization	152	165
Separation-related costs	98	10
Total operating income	$640	$611
Other expense (income), net	30	(1)
Interest expense(3)	1	—
Income before taxes	$609	$612
___________________
(1)For the first quarter of 2023, the Company adjusted the allocation for certain intangible asset amortization costs within Cost of Sales to align with segment financial results as measured by the Company, including the CODM. Accordingly, the Company has updated its segment disclosures to reflect the updated presentation in all prior periods. Total Adjusted operating income did not change as a result of this update.
(2)Exclusive of the restructuring expense included in Other income, net, operating on the Company’s Condensed Combined Statements of Operations.
(3)Interest expense is included in Other expense (income), net on the Company’s Condensed Combined Statements of Operations.